Accounting Principles Applied in the Preparation of the Consolidated Financial Statements - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Disclosure of voluntary change in accounting policy [Line Items]
Weighted average lessee’s incremental borrowing rate	4.90%	4.90%
Top of range [Member]
Disclosure of voluntary change in accounting policy [Line Items]
Estimated useful life of intangible assets	20 years